Share-Based Compensation (Details)	3 Months Ended
Mar. 31, 2015 USD ($)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common stock issued value	$ 63,139
Steven Girgenti [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common stock issued value	5,000
Dr Oscar Bronsther [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common stock issued value	5,000
Lowell Rush [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common stock issued value	5,000
Alvaro Pascual - Leone [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common stock issued value	1,563
Jason Barton [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common stock issued value	1,563
Jose Romano [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common stock issued value	1,563
Josef Zihl [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common stock issued value	3,125
Fountainhead Capital Partners Limited [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common stock issued value	15,000
Acorn Management Partners [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common stock issued value	20,834
Gordon Holmes [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common stock issued value	$ 4,492